SUPPLEMENT TO THE CLASS A AND CLASS C PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class C
Management Fees[2]	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.46%	0.46%
Total Annual Fund Operating Expenses[3]	1.31%	2.06%
Fee Waivers	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.15%	1.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Class A and 1.90% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$685	$293	$193
3 Years	$936	$614	$614
5 Years	$1,222	$1,078	$1,078
10 Years	$2,036	$2,363	$2,363

January 10, 2024	SUP1815 01-24

SUPPLEMENT TO THE CLASS R6 PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.04%
Total Annual Fund Operating Expenses[3]	0.89%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.75% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$77
3 Years	$255
5 Years	$465
10 Years	$1,070

January 10, 2024	SUP4692 01-24

SUPPLEMENT TO THE ADMINISTRATOR CLASS PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses[3]	1.24%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	1.05%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.05% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$107
3 Years	$355
5 Years	$643
10 Years	$1,465

January 10, 2024	SUP1817 01-24

SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Small Company Value Fund  (the “Fund”)
Effective immediately, the Fund’s Annual Fund Operating Expenses and Example of Expenses tables in the section entitled “Fund Summary - Fees and Expenses” are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees[2]	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.14%
Total Annual Fund Operating Expenses[3]	0.99%
Fee Waivers	(0.14)%
Total Annual Fund Operating Expenses After Fee Waivers[4]	0.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.
4.	The Manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

After:
1 Year	$87
3 Years	$287
5 Years	$519
10 Years	$1,187

January 10, 2024	SUP4142 01-24